Prepaid Expenses and Other Current Assets, Net (Details) ¥ in Millions, $ in Millions	May 15, 2025 USD ($)	May 15, 2025 CNY (¥)	Apr. 21, 2025 USD ($)	Apr. 21, 2025 CNY (¥)
Shanghai Cuhong Auto Services Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Cash collateral	$ 1.0	¥ 7.2	$ 2.0	¥ 14.6